UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6629

Managed Municipals Portfolio Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  May 30
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

    The Semi-Annual Report to Stockholders is filed herewith.

                              Managed Municipals
                                Portfolio Inc.


                                   [GRAPHIC]

                              SEMI-ANNUAL REPORT

                               November 30, 2003

                                   [GRAPHIC]



                              Managed Municipals
                                Portfolio Inc.

                                 WHAT'S INSIDE

Letter from the Chairman.........................................  1

Schedule of Investments..........................................  5

Statement of Assets and Liabilities.............................. 23

Statement of Operations.......................................... 24

Statements of Changes in Net Assets.............................. 25

Notes to Financial Statements.................................... 26

Financial Highlights............................................. 31

Financial Data................................................... 33

Additional Shareholder Information............................... 34

Dividend Reinvestment Plan....................................... 35

Share Repurchase Notice.......................................... 36

                                   [GRAPHIC]




                                   [GRAPHIC]


                              Managed Municipals
                                Portfolio Inc.

                           LETTER FROM THE CHAIRMAN
[PHOTO]

R. Jay Gerken
R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer
Dear Shareholder,

I am pleased to report that your fund, the Managed Municipals Portfolio Inc., generated favorable relative returns both on a net asset value ("NAV")/i/ and market price basis for the six months ended November 30, 2003. The fund's total return based on its market price during this period was 6.32%, while its NAV return was 5.84%. The fund outperformed the Lehman Brothers Municipal Bond Index,/ii/ which returned 0.19% as well as its Lipper general municipal debt (leveraged) closed-end funds category average, which returned 1.21% for the same period./iii/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

This positive performance occurred within a sea change for bonds. After a formidable run, bonds lost some of the gains they had generated earlier in the year as signs of a sharp pick-up in the pace of economic growth and rising long-term Treasury bond yields dealt a blow to the market. Furthermore, many municipalities continued to grapple with serious budgetary pressures brought on by the weak economy among other fiscal factors. As a result, your fund manager took a cautious stance, maintaining a focus on revenue bonds, which are backed by the generally stable revenue streams of specific public works (such as bridge tolls) and de-emphasizing state general obligation (GO) bonds, which have become relatively less favorable given the uncertain budget scenarios.

During the six months, the fund distributed dividends to shareholders totaling $0.35 per share. The table shows the annualized distribution yields and six-


                                   [GRAPHIC]
month total return based on the fund's November 30, 2003 NAV per share and its New York Stock Exchange ("NYSE") closing price. Past performance is not indicative of future results.


                   FUND PERFORMANCE AS OF NOVEMBER 30, 2003

                                    Annualized      Six-Month
                Price Per Share Distribution Yield Total Return
                 $12.12 (NAV)         5.74%           5.84%
                 $11.32 (NYSE)        6.15%           6.32%

   Total returns are based on changes in NAV or market price, respectively. Total return assumes the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.058 for 12 months. This rate is as of November 30, 2003 and is subject to change.


In this environment of bond volatility marred by budget deficits, it is critical to perform a thorough analysis before carefully choosing municipal bonds. In our opinion, this is all the more reason why investing in municipal bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Looking for Additional Information?

The fund is traded under the symbol "MMU" and its closing market price is available in most newspapers under the New York Stock Exchange listings. The daily NAV is available online under symbol XMMUX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites.


                                   [GRAPHIC]

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information regarding the fund's portfolio holdings and allocations.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your continued confidence in our stewardship of your assets.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief
  Executive Officer

December 15, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change. Please refer to pages 5 through 19 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

/i/ NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares which may be more or less than the fund's NAV.
/ii/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
/iii/ Lipper Inc. is a major independent mutual-fund tracking organization.
      Returns are based on the six-month period ended November 30, 2003, calculated among 64 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.


                                   [GRAPHIC]

Take Advantage of the Fund's Dividend Reinvestment Plan!
As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary
If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of shares of common stock in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds 98% of the net asset value per share ("NAV") on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than 98% of the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. ("Plan Agent"), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the previously determined NAV before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in this report beginning on page 35.

To find more detailed information about the Plan and about how you can participate, please call the Plan Agent at 1 (800) 331-1710.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                         November 30, 2003 (unaudited)



   Face
  Amount    Rating(a)                  Security                      Value
---------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 100.0%

Alabama -- 3.8%
$24,510,000   AAA     Jefferson County, AL Sewer Revenue,
                       Capital Improvement Warrants,
                       (Pre-Refunded -- Escrowed with state
                       and local government securities to 2/1/09
                       Call @ 101), Series A, FGIC-Insured,
                       5.375% due 2/1/36 (b)                     $  28,027,185
------------------------------------------------------------------------------
Alaska -- 0.2%
                      Valdez, AK Marine Terminal Revenue
                       Refunding:
                          BP Pipelines Inc. Project:
    600,000   A-1+         1.100% due 7/1/37 (c)                       600,000
  1,000,000   A-1+         Series B, 1.100% due 7/1/37 (c)           1,000,000
     50,000   A-1+        Exxon Pipeline Co. Project,
                           1.080% due 10/1/25 (c)                       50,000
------------------------------------------------------------------------------
                                                                     1,650,000
------------------------------------------------------------------------------
Arizona -- 2.3%
  2,000,000   AA      Arizona Agricultural Improvement &
                       Power District Electrical Systems
                       Revenue, (Salt River Project), Series B,
                       5.000% due 1/1/31                             2,037,920
                      Arizona State University, COP,
                       MBIA-Insured:
  1,500,000   AAA         5.100% due 7/1/24                          1,548,315
  1,000,000   AAA         5.125% due 7/1/26                          1,028,970
  4,000,000   AAA     Mesa, AZ IDA, Discovery Health Systems,
                       Series A, MBIA-Insured,
                       5.625% due 1/1/29                             4,282,760
  3,000,000   AAA     Phoenix, AZ Civic Improvement Corp.
                       Airport Revenue, Sr. Lien, Series B,
                       FGIC-Insured, 5.250% due 7/1/22 (d)           3,147,660
  1,000,000   AA+     Phoenix, AZ GO, Series B,
                       5.000% due 7/1/27                             1,019,530
  1,300,000   A-1+    Tempe, AZ Excise Tax Revenue, (Tempe
                       Center for the Arts Project),
                       1.100% due 7/1/20 (c)                         1,300,000
  2,565,000   AAA     University of Arizona, COP, (The
                       University of Arizona Project), Series B,
                       AMBAC-Insured, 5.000% due 6/1/31              2,607,656
------------------------------------------------------------------------------
                                                                    16,972,811
------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                  Security                       Value
----------------------------------------------------------------------------------
California -- 9.2%
$ 7,040,000   Ba1*    California Educational Facilities Authority
                       Revenue, (Pooled College & University
                       Projects), Series A, (Call 7/1/08 @ 101),
                       5.625% due 7/1/23 (e)                      $   6,130,995
  6,000,000   A3*     California Health Facilities Authority
                       Revenue, (Cedars-Sinai Medical Center),
                       Series A, 6.250% due 12/1/34                   6,374,520
  1,000,000   A+      California Health Facilities Financing
                       Authority Revenue, Sutter Health,
                       Series A, 6.250% due 8/15/35                   1,104,550
  2,300,000   A-1     California Housing Financing Agency
                       Revenue, AMBAC-Insured,
                       1.080% due 2/1/33 (c)(d)                       2,300,000
  5,000,000   AAA     California Infrastructure and Economic
                       Development Bank Revenue, Bay Area
                       Toll Bridges, First Lien, Series A,
                       FSA-Insured, 5.000% due 7/1/25                 5,129,950
  5,000,000   AAA     California State Department of Veterans
                       Affairs, Home Purchase Revenue,
                       Series A, AMBAC-Insured,
                       5.350% due 12/1/27                             5,189,950
                      California State Office of the State
                       Treasurer, GO:
    200,000   A-1+        1.050% due 5/1/33 (c)                         200,000
  3,000,000   A-1+        FGIC-Insured, 1.130% due 9/1/28 (c)         3,000,000
  7,375,000   AAA     Garden Grove, CA Agency for Community
                       Development, Tax Allocation, AMBAC-
                       Insured, 5.000% due 10/1/29 (b)                7,506,349
 10,000,000   BBB     Golden State Tobacco Securitization Corp.,
                       CA Tobacco Settlement Revenue,
                       Series 2003-A-1, 6.750% due 6/1/39 (b)         9,712,000
    300,000   A-1+    Irvine, CA Improvement Bond Act 1915,
                       Assessment District No. 87-8
                       1.070% due 9/2/24 (c)                            300,000
  7,000,000   AAA     Los Angeles County, CA COP, Antelope
                       Valley Courthouse, Series A,
                       AMBAC-Insured, 5.250% due 11/1/33              7,245,490
  3,340,000   AAA     Rancho Cucamonga, CA Redevelopment
                       Agency Tax Allocation, (Rancho
                       Redevelopment Project), MBIA-Insured,
                       5.125% due 9/1/30                              3,435,390

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                  Security                      Value
---------------------------------------------------------------------------------
California -- 9.2% (continued)
$ 2,750,000   AAA     Sacramento County, CA COP, (Public
                       Facilities Project), MBIA-Insured,
                       5.375% due 2/1/19                         $   2,959,935
  5,000,000   AAA     San Diego, CA Unified School District,
                       Series E, FSA-Insured,
                       5.000% due 7/1/28                             5,119,500
  2,500,000   AAA     Santa Clara, CA Redevelopment Agency,
                       Tax Allocation, (Bayshore North
                       Project), MBIA-Insured,
                       5.000% due 6/1/23                             2,582,050
------------------------------------------------------------------------------
                                                                    68,290,679
------------------------------------------------------------------------------
Colorado -- 7.7%
  4,000,000   AAA     Arapahoe County, CO Capital
                       Improvement Trust Fund, E-470 Public
                       Highway Authority Revenue,
                       (Call 8/31/05 @ 103),
                       7.000% due 8/31/26 (e)(f)                     4,510,720
  1,000,000   A       Aspen, CO Sales Tax Revenue,
                       5.400% due 11/1/19                            1,070,300
  4,000,000   AAA     Colorado Educational & Cultural Facilities
                       Revenue Refunding, (University of
                       Denver Project), AMBAC-Insured,
                       5.375% due 3/1/23                             4,234,320
  4,000,000   A       Colorado Health Facilities Authority
                       Revenue, Series B, Remarketed 7/8/98,
                       5.350% due 8/1/15                             4,141,560
                      Denver, CO City & County Airport
                       Revenue, Series C:
 13,630,000   A           6.125% due 11/15/25 (b)(d)(g)             14,033,039
 10,945,000   A           6.125% due 11/15/25 (b)(d)                12,985,148
  2,000,000   AAA     Denver, CO City & County COP, Series B,
                       AMBAC-Insured, 5.500% due 12/1/25             2,339,260
                      El Paso County, CO COP, (Detention
                       Facility Project), Series B,
                       AMBAC-Insured:
  1,700,000   AAA         5.000% due 12/1/23                         1,747,107
  1,500,000   AAA         5.000% due 12/1/27                         1,527,180
                      Garfield County, CO School District No. 2,
                       GO, FSA-Insured:
  2,300,000   Aaa*        5.000% due 12/1/23                         2,363,733
  1,000,000   Aaa*        5.000% due 12/1/25                         1,021,060

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                  Security                       Value
----------------------------------------------------------------------------------
Colorado -- 7.7% (continued)
$ 7,320,000   AAA     University of Colorado, COP, Master Lease
                       Purchase Agreement, Series A,
                       AMBAC-Insured, 5.000% due 6/1/28           $   7,458,494
-------------------------------------------------------------------------------
                                                                     57,431,921
-------------------------------------------------------------------------------
Connecticut -- 1.0%
                      Connecticut State, GO, Series B:
  4,490,000   AA        5.500% due 6/15/21                            4,918,391
  1,600,000   AA        5.000% due 6/15/22                            1,658,432
  1,000,000   AAA     Connecticut State Health & Education,
                       (Child Care Facilities Project), Series C,
                       AMBAC-Insured, 5.625% due 7/1/29               1,082,390
-------------------------------------------------------------------------------
                                                                      7,659,213
-------------------------------------------------------------------------------
Delaware -- 1.4%
 10,000,000   AAA     Delaware State EDA Revenue, (Pollution
                       Control-Delmarva Project-B), AMBAC-
                       Insured, 5.200% due 2/1/19 (b)                10,592,200
-------------------------------------------------------------------------------
Florida -- 3.4%
  5,000,000   AAA     Florida State Board & Educational Capital
                       Outlay GO, FSA-Insured,
                       5.000% due 6/1/24                              5,132,250
  3,000,000   AA+     Florida State Board of Education GO,
                       Series A, 5.125% due 6/1/21                    3,141,480
  3,145,000   AAA     Florida State Department of
                       Transportation GO, FGIC-Insured,
                       5.000% due 7/1/25                              3,229,192
  1,100,000   A-1+    Jacksonville, FL Electric Authority
                       Revenue, Series B,
                       1.100% due 10/1/30 (c)                         1,100,000
  6,500,000   BBB-    Martin County, FL IDA, (Indiantown
                       Cogeneration Project), Series A,
                       7.875% due 12/15/25 (d)                        6,724,575
  1,290,000   AAA     Miami Beach, FL Stormwater Revenue,
                       FGIC-Insured, 5.375% due 9/1/30                1,357,003
  2,000,000   Aaa*    Orange County, FL School Board COP,
                       Series A, MBIA-Insured,
                       5.250% due 8/1/23                              2,091,240
  2,500,000   Aaa*    South Brevard, FL Recreational Facilities
                       Improvement, Special District,
                       AMBAC-Insured, 5.000% due 7/1/20               2,600,700
-------------------------------------------------------------------------------
                                                                     25,376,440
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                  Security                      Value
------------------------------------------------------------------------------
Georgia -- 1.8%
$ 6,000,000  AAA      Augusta, GA Water & Sewer Revenue,
                       FSA-Insured, 5.250% due 10/1/26           $   6,229,560
                      Private Colleges & Universities Authority
                       Revenue, (Mercer University Project):
  2,180,000  Baa1*        5.750% due 10/1/21                         2,319,498
                          Series A:
  2,000,000  Baa1*         5.250% due 10/1/25                        1,979,340
  1,000,000  Baa1*         5.375% due 10/1/29                          997,840
  2,000,000  BBB-     Savannah, GA EDA Revenue, (College
                       of Arts & Design Inc. Project),
                       6.900% due 10/1/29                            2,173,220
------------------------------------------------------------------------------
                                                                    13,699,458
------------------------------------------------------------------------------
Hawaii -- 0.6%
  4,000,000  A        Hawaii State Department of Budget &
                       Finance, Special Purpose Revenue,
                       Kaiser Permanente, Series A,
                       5.100% due 3/1/14                             4,136,720
------------------------------------------------------------------------------
Idaho -- 0.2%
  1,200,000  VMIG 1*  Idaho Health Facilities Authority Revenue,
                       (St. Lukes Regional Medical Center
                       Project), 1.100% due 5/1/22 (c)               1,200,000
------------------------------------------------------------------------------
Illinois -- 3.9%
  4,095,000  AAA      Chicago, IL GO, Series D, FGIC-Insured,
                       5.500% due 1/1/35                             4,338,161
  7,400,000  AAA      Chicago, IL Skyway Toll Bridge
                       Revenue, AMBAC-Insured,
                       5.500% due 1/1/31 (b)                         7,906,604
                      Illinois Health Facilities
                       Authority Revenue:
  2,400,000  A-1+         Bromenn Healthcare Inc. Project,
                           1.100% due 8/15/32 (c)                    2,400,000
  8,000,000  A            OSF Healthcare System,
                           6.250% due 11/15/29 (b)                   8,400,080
  5,000,000  AAA      Illinois State GO, First Series,
                       MBIA-Insured, (Call 6/1/10 @ 100),
                       5.625% due 6/1/25 (e)                         5,807,700
------------------------------------------------------------------------------
                                                                    28,852,545
------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                  Security                       Value
-------------------------------------------------------------------------------
Indiana -- 1.1%
$ 5,000,000   A1*     Indiana Port Commission Revenue
                       Refunding, (Cargill Inc. Project),
                       6.875% due 5/1/12                          $   5,069,250
  3,000,000   BBB+    Indiana State Development Financing
                       Authority Revenue, (USX Corp. Project),
                       5.250% due 12/1/22                             3,293,790
-------------------------------------------------------------------------------
                                                                      8,363,040
-------------------------------------------------------------------------------
Kansas -- 0.2%
  1,250,000   AAA     Scott County, KS GO, Unified School
                       District No. 446, FGIC-Insured,
                       5.000% due 9/1/22                              1,287,388
-------------------------------------------------------------------------------
Louisiana -- 0.8%
  5,500,000   A1*     St. Martin Parish, LA Industrial Revenue,
                       (Cargill Inc. Project), 6.625% due 10/1/12     5,637,280
-------------------------------------------------------------------------------
Maine -- 0.3%
  2,085,000   AA+     Maine State Housing Authority Mortgage
                       Revenue, Series C, 5.300% due 11/15/23         2,143,463
-------------------------------------------------------------------------------
Maryland -- 1.2%
                      Baltimore, MD Wastewater Project
                       Revenue, Series A, FGIC-Insured:
  2,500,000   AAA         5.125% due 7/1/32                           2,567,100
  3,385,000   AAA         5.200% due 7/1/32                           3,505,641
  3,075,000   AA-     Maryland State Health & Higher
                       Educational Facilities Authority
                       Revenue, (John Hopkins Hospital Issue),
                       5.000% due 11/15/26                            3,101,322
-------------------------------------------------------------------------------
                                                                      9,174,063
-------------------------------------------------------------------------------
Massachusetts -- 4.2%
  2,000,000   Baa3*   Boston, MA Industrial Development
                       Financing Authority, Sr. Revenue Bonds,
                       (Crosstown Center Project), Series 2002,
                       6.500% due 9/1/35 (d)                          2,019,760
  3,000,000   AAA     Massachusetts Bay Transportation
                       Authority, Sales Tax Revenue, Series A,
                       5.500% due 7/1/30                              3,190,110
  1,125,000   Aaa*    Massachusetts Development Finance
                       Agency, (Merrimack College Issue)
                       MBIA-Insured, 5.200% due 7/1/32                1,155,499

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                   Security                        Value
---------------------------------------------------------------------------------
Massachusetts -- 4.2% (continued)
$ 1,850,000   AAA     Massachusetts Health & Educational
                       Facilities Authority, (University of
                       Massachusetts Issue), Series C,
                       FGIC-Insured, 5.125% due 10/1/27             $   1,898,082
 17,000,000   Aa2*    Massachusetts State GO, Consolidated
                       Loan of 2002, Series C,
                       5.250% due 11/1/30 (b)                          17,711,280
  5,000,000   AAA     Massachusetts State Special Obligation
                       Revenue, Series A, FGIC-Insured,
                       5.000% due 6/1/21                                5,207,100
---------------------------------------------------------------------------------
                                                                       31,181,831
---------------------------------------------------------------------------------
Michigan -- 2.3%
  5,000,000   AAA     East Lansing, MI School District GO,
                       Q-SBLF-Insured, 5.625% due 5/1/30                5,332,950
                      Michigan State COP, AMBAC-Insured:
  2,345,000   AAA       5.500% due 6/1/19 (f)                           2,575,349
  6,000,000   AAA       5.500% due 6/1/27                               6,421,740
  2,500,000   AA-     Michigan State Hospital Finance Authority
                       Revenue Refunding, (Trinity Health
                       Credit), Series C, 5.375% due 12/1/23            2,578,200
 12,000,000   NR      Michigan State Strategic Fund Resources
                       Recovery, Limited Obligation Revenue,
                       (Central Wayne Energy Recovery L.P.
                       Project), Series A, 7.000% due 7/1/27 (d)(g)       600,000
---------------------------------------------------------------------------------
                                                                       17,508,239
---------------------------------------------------------------------------------
Minnesota -- 2.5%
  1,500,000   AAA     Dakota County, MN Community
                       Development Agency, MFH Revenue,
                       FNMA-Collateralized,
                       5.625% due 2/1/26                                1,555,275
  2,500,000   A1*     Duluth, MN IDA, Seaway Port Authority
                       Dock & Wharf Revenue, (Cargill Inc.
                       Project), 6.800% due 5/1/12                      2,534,550
  7,000,000   A3*     Minneapolis, MN Healthcare System
                       Revenue, (Allina Health System), Series A,
                       6.000% due 11/15/23                              7,386,190

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                 Security                      Value
-----------------------------------------------------------------------------
Minnesota -- 2.5% (continued)
                      Minneapolis & St. Paul, MN Community
                       Airport Revenue, FGIC-Insured:
$ 2,000,000  AAA          Series A, 5.125% due 1/1/25           $   2,053,020
  4,000,000  AAA          Sub-Series C, 5.250% due 1/1/26           4,150,520
  1,000,000  AA+      Minnesota State Housing Financing
                       Agency, Single-Family Mortgage,
                       Series I, 5.500% due 1/1/17                  1,040,740
-----------------------------------------------------------------------------
                                                                   18,720,295
-----------------------------------------------------------------------------
Mississippi -- 0.1%
    700,000  VMIG 1*  Jackson County, MS PCR, (Chevron USA
                       Inc. Project), 1.080% due 12/1/16 (c)          700,000
-----------------------------------------------------------------------------
Missouri -- 0.8%
  1,500,000  AAA      Greene County, MO Reorganized School
                       District No. R-8 GO, FSA-Insured,
                       5.100% due 3/1/22                            1,570,785
  2,000,000  AAA      St. Louis, MO Airport Revenue, (Airport
                       Development Program), Series A,
                       MBIA-Insured, 5.125% due 7/1/22              2,083,340
  2,515,000  A-1+     University of Missouri Revenue, Series A,
                       1.100% due 11/1/31 (c)                       2,515,000
-----------------------------------------------------------------------------
                                                                    6,169,125
-----------------------------------------------------------------------------
Montana -- 1.0%
 10,080,000  NR       Montana State Board Investment
                       Resource Recovery Revenue,
                       (Yellowstone Energy L.P. Project),
                       7.000% due 12/31/19 (d)                      7,381,282
-----------------------------------------------------------------------------
New Jersey -- 7.0%
  5,200,000  A+       Hudson County, NJ Improvement
                       Authority, 6.624% due 8/1/25                 5,272,540
  1,000,000  BBB      Middlesex County, NJ Pollution Control
                       Authority Revenue Refunding,
                       Pollution Control Financing,
                       (Amerada Hess Corp. Project),
                       5.750% due 9/15/32                           1,012,270
                      New Jersey EDA:
  3,125,000  Baa1*      PCR Refunding, (PSEG Power LLC
                         Project), 5.000% due 3/1/12                3,173,281
  1,000,000  AA-        Revenue, (School Facilities-
                         Construction), Series F,
                         5.000% due 6/15/28                         1,017,440

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                   Security                       Value
-----------------------------------------------------------------------------------
New Jersey -- 7.0% (continued)
                      New Jersey Health Care Facilities
                       Financing Authority Revenue:
$ 3,875,000   AAA         Engelwood Hospital, FHA/MBIA-
                           Insured, 5.000% due 8/1/23              $   3,981,679
  8,000,000   A+          Robert Wood Johnson University
                           Hospital, 5.700% due 7/1/20 (b)             8,475,680
  2,395,000   AAA     New Jersey State Highway Authority,
                       Garden State Parkway General Revenue,
                       (Call 1/1/10 @ 101), 5.625% due 1/1/30 (e)      2,779,230
  1,350,000   A       South Jersey Port Corp., NJ Revenue
                       Refunding, 5.000% due 1/1/26                    1,353,861
                      Tobacco Settlement Financing Corp.,
                       NJ Asset-Backed Bonds:
 10,000,000   BBB         5.750% due 6/1/32 (b)                        9,056,500
 15,000,000   BBB         6.000% due 6/1/37 (b)                       13,122,750
  3,390,000   BBB         6.125% due 6/1/42                            2,992,183
--------------------------------------------------------------------------------
                                                                      52,237,414
--------------------------------------------------------------------------------
New Mexico -- 0.2%
  1,770,000   AAA     New Mexico Mortgage Financing
                       Authority, Single-Family Mortgages
                       Revenue, Series D-3,
                       5.625% due 9/1/28 (f)                           1,823,613
--------------------------------------------------------------------------------
New York -- 4.1%
                      Nassau Health Care Corp., NY Health
                       Systems Revenue, FSA-Insured:
  2,000,000   AAA         5.500% due 8/1/19                            2,194,260
  3,000,000   AAA         5.750% due 8/1/29                            3,280,950
    400,000   A-1+    New York City, Industrial Development
                       Agency Civic Facilities Revenue, (Lycee
                       Francais De New York Project),
                       1.080% due 6/1/32 (c)                             400,000
  6,000,000   AA      New York City, NY Municipal Water
                       Financing Authority, Water & Sewer
                       System Revenue, Series D,
                       5.250% due 6/15/25                              6,268,260
  3,500,000   A-1+    New York City, NY Transitional Finance
                       Authority Revenue, (New York City
                       Recovery Project), Series 1, Sub-Series 1D,
                       1.080% due 11/1/22 (c)                          3,500,000

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                 Security                        Value
----------------------------------------------------------------------------------
New York -- 4.1% (continued)
                      New York State Dormitory Authority
                       Revenue:
$ 5,000,000   AAA         Series B, FSA-Insured, (Call 5/15/10
                           @ 101), 5.500% due 5/15/30 (e)         $   5,823,650
  1,000,000   AAA         Willow Towers Inc. Project, GNMA-
                           Collateralized, 5.250% due 2/1/22          1,040,530
  3,000,000   AAA     New York State Thruway Authority
                       Highway & Bridge Revenue, Series B-1,
                       FGIC-Insured, 5.400% due 4/1/17                3,264,720
  5,000,000   AAA     Warren & Washington Counties, NY
                       Industrial Development Agency, Civic
                       Facilities Revenue, (Glen Falls Hospital
                       Project), Series A, FSA-Insured,
                       5.000% due 12/1/35                             5,047,000
-----------------------------------------------------------------------------
                                                                     30,819,370
-----------------------------------------------------------------------------
North Carolina -- 1.0%
                      Charlotte, NC COP, (Governmental
                       Facilities Projects), Series G:
  1,750,000   AA+         5.000% due 6/1/28                           1,773,765
  3,500,000   AA+         5.000% due 6/1/33                           3,550,190
                      North Carolina Capital Facilities Finance
                       Agency, Educational Facilities Revenue,
                       (Elizabeth City State University Housing
                       Foundation LLC Project), Series A,
                       AMBAC-Insured:
  1,000,000   AAA         5.000% due 6/1/23                           1,032,820
  1,250,000   AAA         5.000% due 6/1/33                           1,276,538
-----------------------------------------------------------------------------
                                                                      7,633,313
-----------------------------------------------------------------------------
Ohio -- 9.0%
  4,500,000   Aa2*    Bexley, OH City School District GO,
                       5.125% due 12/1/27                             4,594,050
  2,000,000   AAA     Canton, OH City School District GO,
                       Series A, MBIA-Insured,
                       5.500% due 12/1/20                             2,199,380
  1,300,000   AA+     Cincinnati, OH Water System Revenue,
                       5.125% due 12/1/21                             1,368,939
  3,000,000   AAA     Cuyahoga County, OH Hospital Revenue
                       Refunding, (University Hospitals Health
                       System Inc.), AMBAC-Insured,
                       5.500% due 1/15/30                             3,172,170

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                 Security                     Value
-------------------------------------------------------------------------------
Ohio -- 9.0% (continued)
$25,000,000   Aaa*    Hamilton County, OH Sales Tax Revenue,
                       AMBAC-Insured,
                       5.250% due 12/1/32 (b)                  $  25,947,250
  7,500,000   AA-     Lorain County, OH Hospital Revenue,
                       Catholic Healthcare Partners,
                       5.375% due 10/1/30 (b)                      7,594,575
  5,990,000   AAA     Lucas County, OH Hospital Revenue,
                       Promedic Healthcare Obligation Group,
                       AMBAC-Insured, 5.375% due 11/15/29          6,281,174
  3,025,000   Aaa*    Muskingum County, OH GO, Refunding,
                       County Facilities Improvement,
                       MBIA-Insured, 5.125% due 12/1/19            3,211,249
  1,375,000   AAA     Ohio State Higher Educational Facility
                       Commission Revenue, (University of
                       Dayton Project), AMBAC-Insured,
                       5.500% due 12/1/25                          1,481,384
  2,500,000   AAA     Portage County, OH GO, MBIA-Insured,
                       5.250% due 12/1/17                          2,717,050
  1,500,000   A3*     Steubenville, OH Hospital Revenue,
                       6.375% due 10/1/20                          1,592,115
                      Summit County, OH GO, FGIC-Insured:
  1,000,000   AAA       5.000% due 12/1/21                         1,048,920
    500,000   AAA       5.000% due 12/1/22                           521,580
  1,500,000   Aaa*    Trumbull County, OH GO, MBIA-Insured,
                       5.200% due 12/1/20                          1,609,995
  2,000,000   AAA     University of Cincinnati, OH General
                       Receipts Revenue, Series A,
                       FGIC-Insured, 5.250% due 6/1/24             2,113,600
  1,500,000   AAA     Warrensville Heights, OH GO, City School
                       District, School Improvements,
                       FGIC-Insured, 5.625% due 12/1/20 (f)        1,677,300
----------------------------------------------------------------------------
                                                                  67,130,731
----------------------------------------------------------------------------
Oregon -- 2.3%
  3,210,000   AA      Clackamas County, OR Hospital Facilities
                       Authority Revenue, Legacy Health
                       System, 5.750% due 5/1/16                   3,502,527
  4,895,000   AA+     Oregon State Department of
                       Transportation, Highway User Tax
                       Revenue Series A, 5.125% due 11/15/23       5,129,275

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                 Security                       Value
------------------------------------------------------------------------------
Oregon -- 2.3% (continued)
$ 8,410,000  AA       Oregon State Veterans Welfare GO,
                       Series 82, 5.500% due 12/1/42 (b)         $   8,802,747
----------------------------------------------------------------------------
                                                                    17,434,549
----------------------------------------------------------------------------
Pennsylvania -- 3.8%
  3,000,000  BBB+     Pennsylvania State Higher Educational
                       Facilities Authority Revenue,
                       5.000% due 7/15/20                            3,006,660
    200,000  A-1+     Philadelphia Hospitals & Higher
                       Education Facilities Authority Revenue,
                       1.100% due 7/1/25 (c)                           200,000
                      State Public School Building Authority,
                       School Revenue, (Philadelphia School
                       District Project), FSA-Insured:
 18,745,000  AAA          5.250% due 6/1/26 (b)                     19,673,815
  5,540,000  AAA          5.250% due 6/1/27                          5,805,809
----------------------------------------------------------------------------
                                                                    28,686,284
----------------------------------------------------------------------------
South Carolina -- 4.4%
 10,000,000  A3*      Berkeley County, SC PCR,
                       4.875% due 10/1/14 (b)                       10,466,500
 15,000,000  AA-      Greenville County, SC School District
                       Installment Purchase Revenue,
                       5.500% due 12/1/28 (b)                       15,745,350
                      South Carolina Transportation
                       Infrastructure Bank Revenue, Series A:
  2,505,000  Aaa*         Pre-Refunded -- Escrowed with state
                           and local government securities to
                           10/1/11 Call @ 100,
                           AMBAC-Insured,
                           5.125% due 10/1/31                        2,834,608
  3,000,000  AAA          Pre-Refunded -- Escrowed with state
                           and local government securities to
                           10/1/09 Call @ 101,
                           MBIA-Insured,
                           5.500% due 10/1/30                        3,489,810
----------------------------------------------------------------------------
                                                                    32,536,268
----------------------------------------------------------------------------
Tennessee -- 4.2%
  3,000,000  VMIG 1*  Blount County, TN Public Building
                       Authority Revenue, Local Governments
                       Public Improvement A-1-G,
                       1.090% due 6/1/17 (c)                         3,000,000
  1,150,000  NR       Hardeman County, TN Correctional
                       Facilities Revenue, Correctional
                       Facilities Corp., 7.750% due 8/1/17           1,201,566

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                 Security                         Value
--------------------------------------------------------------------------------
Tennessee -- 4.2% (continued)
$ 6,420,000  AAA      Memphis-Shelby County, TN Sports
                       Authority Income Revenue, (Memphis
                       Arena Project), Series A, AMBAC-
                       Insured, 5.125% due 11/1/21                 $   6,759,811
                      Sevier County, TN Public Building
                       Authority, Local Government Public
                       Imports:
                          AMBAC-Insured:
    900,000  VMIG 1*        1.090% due 6/1/24 (c)                        900,000
  3,300,000  VMIG 1*        1.090% due 6/1/25 (c)                      3,300,000
    400,000  VMIG 1*      FSA-Insured 1.090% due 6/1/25 (c)              400,000
 12,000,000  AA       Tennessee Housing Development Agency
                       Mortgage Finance, Series A,
                       5.300% due 7/1/29 (b)                          12,170,520
  3,000,000  AA       Tennessee State, GO Series A,
                       5.250% due 3/1/17                               3,242,550
-----------------------------------------------------------------------------
                                                                      30,974,447
-----------------------------------------------------------------------------
Texas -- 6.9%
  1,595,000  AAA      Burleson, TX ISD, GO, PSFG,
                       6.750% due 8/1/24                               1,777,580
                      Fort Worth, TX International Airport
                       Facility Improvement Corp. Revenue,
                       (American Airlines Inc. Project):
 12,000,000  CCC          6.375% due 5/1/35 (b)(d)                     7,605,120
  3,000,000  CCC          Series B, 6.050% due 5/1/29 (d)              2,617,020
  7,100,000  A-1+     Guadalupe-Blanco River Authority, TX
                       PCR, (Central Power & Light Co.
                       Project), 1.100% due 11/1/15 (c)                7,100,000
                      Harris County, TX Health Facilities
                       Development Corp., Hospital Revenue:
 11,500,000  A-1+         Methodist Hospital,
                           1.100% due 12/1/32 (c)                     11,500,000
  1,000,000  AAA          School Health Care Systems, Series B,
                           5.750% due 7/2/27 (g)                       1,148,640
 13,600,000  A-1+         St. Lukes Episcopal Hospital,
                           Series B, 1.100% due 2/15/31 (c)           13,600,000
    100,000  A-1+         Texas Medical Center Project, MBIA-
                           Insured, 1.100% due 2/15/22 (c)               100,000
  5,700,000  VMIG 1*      YMCA-Greater Houston Area,
                           1.100% due 7/1/37 (c)                       5,700,000
-----------------------------------------------------------------------------
                                                                      51,148,360
-----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                Security                     Value
---------------------------------------------------------------------------
Virginia -- 3.6%
$ 3,000,000    A3*    Chesapeake, VA IDA Revenue,
                       Remarketed 11/8/02, 5.250% due 2/1/08  $   3,171,000
  3,000,000    A3*    Chesterfield County, VA IDA PCR,
                       (VA Electric & Power Co.), Remarketed
                       11/8/02, Series A, 5.875% due 6/1/17       3,207,420
 10,000,000    AAA    Virginia State HDA Commonwealth
                       Mortgage Revenue, Series H,
                       Sub-Series H-1, MBIA-Insured,
                       5.350% due 7/1/31 (b)                     10,211,800
                      Virginia State HDA MFH Revenue:
  1,235,000    AAA      Series H, AMBAC-Insured,
                         6.300% due 11/1/15 (f)                   1,288,550
                        Series K:
    600,000    AA+        5.800% due 11/1/10                        634,782
    925,000    AA+        5.900% due 11/1/11                        976,254
  7,000,000    A3*    York County, VA IDA PCR, (VA Electrical
                       & Power Co.), Remarketed 11/8/02,
                       5.000% due 7/1/09 (b)                      7,463,890
---------------------------------------------------------------------------
                                                                 26,953,696
---------------------------------------------------------------------------
Washington -- 1.8%
                      Chelan County, WA GO, Public Utilities,
                       District No. 1, Columbus River Rock:
 22,685,000    AAA        Series A, MBIA-Insured,
                           zero coupon due 6/1/22 (b)             8,621,434
  4,750,000    AA         Series B, Remarketed 7/1/92,
                           Mandatory put 7/1/19,
                           6.750% due 7/1/62 (d)                  4,879,438
---------------------------------------------------------------------------
                                                                 13,500,872
---------------------------------------------------------------------------
West Virginia -- 1.2%
                      West Virginia State Housing Development
                       Fund, Housing Finance Revenue:
  3,845,000    AAA        Series B, 5.300% due 5/1/24             3,956,274
  5,000,000    AAA        Series C, 5.350% due 11/1/27            5,150,700
---------------------------------------------------------------------------
                                                                  9,106,974
---------------------------------------------------------------------------
Wisconsin -- 0.5%
                      Wisconsin Housing & Economic
                       Development Authority, Home Ownership
                       Revenue, Series A:
    170,000    AA         6.450% due 3/1/17                         173,934
  1,290,000    AA         5.650% due 11/1/23                      1,301,687

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            SCHEDULE OF INVESTMENTS
                   November 30, 2003 (unaudited) (continued)


   Face
  Amount    Rating(a)                 Security                         Value
-----------------------------------------------------------------------------------
Wisconsin -- 0.5% (continued)
                      Wisconsin State Health & Educational
                       Facilities Authority Revenue:
$ 1,100,000    A          Kenosha Hospital & Medical Center
                           Project, 5.700% due 5/15/20             $   1,121,934
  1,250,000    AAA        The Medical College of Wisconsin Inc.
                           Project, MBIA-Insured,
                           5.400% due 12/1/16                          1,345,812
-----------------------------------------------------------------------------
                                                                       3,943,367
-----------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $726,681,479**)                     $ 746,084,436
-----------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investor's Service.
(b)All or a portion of this security is segregated for open futures contracts commitments.
(c)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e)Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer had not applied for new ratings.
(f)All or a portion of this security is held as collateral for open futures contracts commitments.
(g)Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer had not applied for new ratings.
(h)Security is currently in default.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 21 and 22 for definitions of ratings and certain abbreviations.

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                      SUMMARY OF INVESTMENTS BY INDUSTRY*
                         November 30, 2003 (unaudited)




                          Hospitals              15.3%
                          Education              13.9
                          General Obligation     13.2
                          Transportation         12.2
                          Utilities               6.9
                          Water and Sewer         6.6
                          Tobacco                 4.7
                          Single-Family Housing   4.0
                          Multi-Family Housing    2.7
                          Other                  20.5
                                                -----
                                                100.0%
                                                =====

*As a percentage of total investments. Please note that Fund holdings are as of November 30, 2003 and are subject to change.



                                   [GRAPHIC]

                                 BOND RATINGS
                                  (unaudited)



The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    --Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     --Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A      --Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    --Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, --Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC      predominantly speculative with respect to capacity to pay interest
and CC   and repay principal in accordance with the terms of the obligation.
         "BB" represents a lower degree of speculation than "B", and "CC"
         the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to eachgeneric rating from "Aa" to "Ba," where 1 is the highest and 3 the lowest ranking within itsgeneric category.

Aaa    --Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     --Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa"
         securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A      --Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    --Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
         characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba     --Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR     --Indicates that the bond is not rated by Standard & Poor's or
         Moody's.


                                   [GRAPHIC]

                          SHORT-TERM SECURITY RATINGS
                                  (unaudited)



SP-1   --Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
         (+) sign.
A-1    --Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
         those issues determined to possess overwhelming safety
         characteristics are denoted with a plus (+) sign.
VMIG 1 --Moody's highest rating for issues having a demand feature -- VRDO.
P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

                                ABBREVIATIONS*
                                  (unaudited)


ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Indemnity Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CDA    -- Community Development Administration
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility Construction Loan Insurance
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
ETM    -- Escrowed To Maturity
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FLAIRS -- Floating Adjustable Interest Rate Securities
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation

HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MFH    -- Multi-Family Housing
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
PFA    -- Public Finance Authority
PSFG   -- Permanent School Fund Guaranty
Q-SBLF -- Qualified School Bond Loan Fund
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Securities
SYCC   -- Structured Yield Curve Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation Notes
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand

-----
*Abbreviations may or may not appear on the schedule of investments.


                                   [GRAPHIC]

                      STATEMENT OF ASSETS AND LIABILITIES
                                  (unaudited)


                                                                November 30, 2003
----------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $726,681,479)                       $746,084,436
  Interest receivable                                                  11,309,722
  Receivable from broker -- variation margin                            2,296,875
  Receivable for securities sold                                          492,821
---------------------------------------------------------------------------------
  Total Assets                                                        760,183,854
---------------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft                                                        1,703,178
  Dividends payable to Common Stock Shareholders                          722,219
  Investment advisory fee payable                                         357,252
  Administration fee payable                                              125,079
  Dividends payable to Auction Rate Cumulative
   Preferred Stockholders                                                  29,364
  Accrued expenses                                                        145,290
---------------------------------------------------------------------------------
  Total Liabilities                                                     3,082,382
---------------------------------------------------------------------------------
Series M, T, W, Th and F Auction Rate Cumulative Preferred Stock
 (2,000 shares authorized and issued at $25,000 per share for each
 Series) (Note 6)                                                     250,000,000
---------------------------------------------------------------------------------
Total Net Assets                                                     $507,101,472
---------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                       $      41,856
  Capital paid in excess of par value                                 509,076,800
  Undistributed net investment income                                   1,118,543
  Accumulated net realized loss from investment transactions
   and futures contracts                                              (13,382,434)
  Net unrealized appreciation of investments and futures contracts     10,246,707
---------------------------------------------------------------------------------
Total Net Assets
 (Equivalent to $12.12 a share on 41,855,576 common shares of
 $0.001 par value outstanding; 500,000,000 common shares
 authorized)                                                         $507,101,472
---------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                            STATEMENT OF OPERATIONS
                                  (unaudited)


                                                           Six Months Ended
                                                           November 30, 2003
   --------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                  $  19,138,573
   --------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fee (Note 3)                              2,116,104
     Administration fee (Note 3)                                     747,121
     Auction participation fees (Note 6)                             313,580
     Shareholder communications                                       95,848
     Shareholder servicing fees                                       68,823
     Audit and legal                                                  42,406
     Custody                                                          33,701
     Directors' fees                                                  29,437
     Stock exchange listing fees                                      17,475
     Rating agency fees                                                8,885
     Other                                                            35,937
   --------------------------------------------------------------------------
     Total Expenses                                                3,509,317
   --------------------------------------------------------------------------
   Net Investment Income                                          15,629,256
   --------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FUTURES CONTRACTS (NOTES 4 AND 5):
    Realized Gain From:
       Investments transactions                                    3,505,396
       Futures contracts                                          19,827,857
   --------------------------------------------------------------------------
     Net Realized Gain                                            23,333,253
   --------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments
    and Future Contracts:
       Beginning of period                                        21,229,478
       End of period                                              10,246,707
   --------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                    (10,982,771)
   --------------------------------------------------------------------------
   Net Gain on Investments and Futures Contracts                  12,350,482
   --------------------------------------------------------------------------
   Distributions Paid to Auction Rate Cumulative Preferred
    Stockholders From Net Investment Income                       (1,089,406)
   --------------------------------------------------------------------------
   Increase in Net Assets From Operations                      $  26,890,332
   --------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                      STATEMENTS OF CHANGES IN NET ASSETS



                                             Six Months Ended   Year Ended
                                             November 30, 2003   May 31,
                                                (unaudited)        2003
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                        $ 15,629,256    $ 31,961,114
  Net realized gain (loss)                       23,333,253      (6,095,076)
  Increase (decrease) in net unrealized
   appreciation                                 (10,982,771)     10,448,849
  Dividends paid to Auction Rate
   Cumulative Preferred Stockholders
   from net investment income                    (1,089,406)     (3,092,691)
---------------------------------------------------------------------------
  Increase in Net Assets From Operations         26,890,332      33,222,196
---------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM (NOTE 2):
  Net investment income                         (14,565,823)    (27,708,391)
---------------------------------------------------------------------------
  Decrease in Net Assets From Distributions
   Paid to Common Stock Shareholders            (14,565,823)    (27,708,391)
---------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Underwriting commissions and offering
   expenses for the issuance of Auction
   Rate Cumulative Preferred Stock                       --         (71,209)
---------------------------------------------------------------------------
  Decrease in Net Assets From
   Fund Share Transactions                               --         (71,209)
---------------------------------------------------------------------------
Increase in Net Assets                           12,324,509       5,442,596
NET ASSETS:
  Beginning of period                           494,776,963     489,334,367
---------------------------------------------------------------------------
  End of period*                               $507,101,472    $494,776,963

---------------------------------------------------------------------------
* Includes undistributed net investment
 income of:                                      $1,118,543      $1,144,516

---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)


   1. SIGNIFICANT ACCOUNTING POLICIES

   Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

   The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded monthly by the Fund on the ex-dividend date for the shareholders of Common Stock. The holders of the Auction Rate Cumulative Preferred Stock shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of funds legally available to shareholders; (h) the net asset value of the Fund's Common Stock is determined no less frequently than the close of business on the Fund's last business day of each week (generally Friday). It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the net asset value per share of the Common Stock, the value of the Fund's net assets shall be deemed to equal the value of the Fund's assets less (1) the Fund's liabilities, (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock and (3) accumulated and unpaid dividends on the outstanding Auction Rate Cumulative Preferred Stock issue; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared.


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                            (unaudited) (continued)


Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

   2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

   The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

   Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

   3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS


   Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment adviser and administrator to the Fund. For investment advisory and administrative services, the Fund pays SBFM fees calculated at the annual rate of 0.70% and 0.20% of the average daily total net assets of the Fund, respectively, for an aggregate investment advisory and administrative fee of 0.90%. Notwithstanding the foregoing, by agreement between SBFM and the Fund, the Fund pays SBFM an aggregate investment advisory and administrative fee at an annual rate of 0.65% on those assets of the Fund equal to the product of the number of preferred shares outstanding multiplied by the liquidation value of such shares. The investment advisory fee and the administrative fee are each calculated daily and paid monthly.

   Effective September 1, 2003, the aggregate investment advisory and administrative fee rate of 0.90% described above was reduced to an aggregate fee of 0.75%, composed of investment advisory and administrative fees calculated at the annual rate of 0.55% and 0.20% of the average daily total net assets of the Fund, respectively. The investment advisory and administrative fees are otherwise calculated as described in the above paragraph.

   All officers and one Director of the Fund are employees of Citigroup or its affiliates.


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                            (unaudited) (continued)



   4. INVESTMENTS

   During the six months ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------------------------------------
Purchases                                                         $171,698,526
-----------------------------------------------------------------------------
Sales                                                              197,486,189
-----------------------------------------------------------------------------

   At November 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 40,914,047
Gross unrealized depreciation                                      (21,511,090)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 19,402,957
------------------------------------------------------------------------------

   5. FUTURES CONTRACTS

   Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contracts. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

   At November 30, 2003, the Fund had the following open futures contracts:

                   Number of               Basis        Market     Unrealized
                   Contracts Expiration    Value        Value         Loss
------------------------------------------------------------------------------
To Sell:
U.S. Treasury
Bonds                2,450     12/03    $258,582,813 $267,739,063 $(9,156,250)
------------------------------------------------------------------------------


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                            (unaudited) (continued)



   6. AUCTION RATE CUMULATIVE PREFERRED STOCK

   As of November 30, 2003, the Fund had 2,000 outstanding shares of Series M, Series T, Series W, Series Th and Series F, respectively, of Auction Rate Cumulative Preferred Stock ("ARCPS"). Additional offering costs of $71,209 were incurred and recorded as a reduction of the capital paid in excess of par value of common stock for the year ended May 31, 2003. The ARCPS' dividends are cumulative at a rate determined at an auction and the dividend period is typically 7 days. The dividend rates ranged from 0.60% to 1.15% during the six months ended November 30, 2003. At November 30, 2003, the current dividend rates were as follows:

                         Series M Series T Series W Series Th Series F
----------------------------------------------------------------------
Current Dividend Rates    0.98%    1.00%    1.02%     1.03%    1.03%
----------------------------------------------------------------------

   The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. ARCPS have a liquidation preference of $25,000 per share plus accumulated and unpaid dividends.

   The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends to common stock shareholders.

   Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, currently acts as a broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent will pay to each participating broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. For the six months ended November 30, 2003, CGM earned $313,580 as a participating broker/dealer.


                                   [GRAPHIC]

                         NOTES TO FINANCIAL STATEMENTS
                            (unaudited) (continued)


   7. ADDITIONAL INFORMATION

   The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

   The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

   CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

   CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

   The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.


                                   [GRAPHIC]

                             FINANCIAL HIGHLIGHTS




For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                 2003/(1)/    2003     2002    2001     2000     1999
---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period              $11.82    $11.69   $11.74   $10.93  $11.97    $12.37
--------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)(3)/     0.37      0.76     0.60     0.60    0.58      0.58
  Net realized and unrealized
   gain (loss)/(3)/                 0.31      0.10     0.02     0.79   (1.14)    (0.32)
  Dividends paid to Auction
   Rate Cumulative Preferred
   Stockholders from net
   investment income               (0.03)    (0.07)   (0.00)*     --      --        --
--------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                    0.65      0.79     0.62     1.39   (0.56)     0.26
--------------------------------------------------------------------------------------
Gain From Repurchase of
 Treasury Stock                       --        --       --     0.02    0.12        --
--------------------------------------------------------------------------------------
Underwriting Commissions and
 Offering Expenses for the
 Issuance of Auction
 Rate Cumulative Preferred
 Stock                                --     (0.00)*  (0.07)      --      --        --
--------------------------------------------------------------------------------------
Distributions Paid to Common
Stock Shareholders From:
  Net investment income            (0.35)    (0.66)   (0.60)   (0.60)  (0.60)    (0.54)
  Net realized gains                  --        --       --       --      --     (0.12)
--------------------------------------------------------------------------------------
Total Distributions                (0.35)    (0.66)   (0.60)   (0.60)  (0.60)    (0.66)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period    $12.12    $11.82   $11.69   $11.74  $10.93    $11.97
--------------------------------------------------------------------------------------
Total Return,
 Based on Market Value/(4)/         6.32%++  10.60%    4.79%   20.69%  (3.88)%    0.11%
--------------------------------------------------------------------------------------
Total Return,
 Based on Net Asset Value/(4)/      5.84%++   7.55%    5.33%   13.90%  (2.82)%    2.66%
--------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)           $507      $495     $489     $374    $352      $414
--------------------------------------------------------------------------------------
Ratios to Average Net Assets
Based on Common Shares
Outstanding/(5)/:
  Expenses/(2)/                     1.41%+    1.51%    0.52%    0.68%   0.89%     0.94%
  Net investment income/(3)/        6.29+     6.40     4.84     5.15    5.19      4.72
--------------------------------------------------------------------------------------
Portfolio Turnover Rate               25%       28%      39%      58%     35%       23%
--------------------------------------------------------------------------------------
Market Price, End of Period       $11.32    $10.99   $10.57   $10.67  $9.375   $10.375
-----------------------------------------------------------------------------  -------



                                   [GRAPHIC]

                             FINANCIAL HIGHLIGHTS
                                  (continued)

                                                        2003/(1)/   2003     2002   2001 2000 1999
--------------------------------------------------------------------------------------------------
Auction Rate Cumulative Preferred Stock/(6)/:
 Total Amount Outstanding (000s)                        $250,000  $250,000 $250,000  --   --   --
 Asset Coverage Per Share                                 75,710    74,478   74,000  --   --   --
 Involuntary Liquidating Preference Per Share/(7)/        25,000    25,000   25,000  --   --   --
 Average Market Value Per Share/(7)/                      25,000    25,000   25,000  --   --   --
--------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2003 (unaudited).
(2) The investment adviser and/or administrator waived a portion of its fees for the years ended May 31, 2002, 2001, 2000 and 1999. If such fees had not been waived, the per share decreases to net investment income and actual expense ratios would have been as follows:

                        Per share decreases to   Expense ratios
                        net investment income  without fee waivers
                        ---------------------- -------------------
             2002               $0.05                 1.01%
             2001                0.04                 1.01
             2000                0.02                 1.04
             1999                0.01                 1.02

(3) Effective June 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended May 31, 2002, the ratio of net investment income to average net assets would have been 4.81%. Per share information, ratios and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
(4) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) Calculated on basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6) On May 22, 2002, the Fund issued 2,000 shares of Auction Rate Cumulative Preferred Stock at $25,000 a share, for Series M, Series T, Series W, Series Th and Series F, respectively.
(7) Excludes accumulated undeclared dividends.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


                                   [GRAPHIC]

                                FINANCIAL DATA
                                  (unaudited)



For a share of common stock outstanding throughout each period:

                                NYSE    Net              Dividend
              Record  Payable  Closing Asset  Dividend Reinvestment
               Date    Date    Price+  Value+   Paid      Price
             ------------------------------------------------------
              6/26/01  6/29/01 $10.40  $11.80  $0.050     $10.61
              7/24/01  7/27/01  10.59   11.88   0.050      10.71
              8/28/01  8/31/01  10.83   12.09   0.050      11.00
              9/25/01  9/28/01  10.33   11.87   0.050      10.65
             10/23/01 10/26/01  10.64   11.93   0.050      10.82
             11/27/01 11/30/01  10.58   11.83   0.050      10.51
             12/24/01 12/28/01  10.31   11.63   0.050      10.43
              1/22/02  1/25/02  10.60   11.81   0.050      10.74
              2/19/02  2/22/02  10.60   11.77   0.050      10.72
              3/25/02  3/28/02  10.25   11.55   0.050      10.43
              4/23/02  4/26/02  10.30   11.66   0.050      10.51
              5/28/02  5/31/02  10.50   11.65   0.050      10.62
              6/25/02  6/28/02  10.49   11.76   0.050      10.67
              7/23/02  7/26/02  10.74   12.02   0.050      10.80
              8/27/02  8/30/02  10.89   12.02   0.055      11.09
              9/24/02  9/27/02  11.10   12.35   0.055      11.15
             10/22/02 10/25/02  10.48   11.79   0.055      10.55
             11/25/02 11/29/02  10.35   11.93   0.055      10.49
             12/23/02 12/27/03  10.39   11.97   0.056      10.51
              1/28/03  1/31/03  10.40   11.84   0.056      10.52
              2/25/03  2/28/03  10.47   11.75   0.056      10.56
              3/25/03  3/28/03  10.30   11.67   0.058      10.48
              4/22/03  4/25/03  10.49   11.80   0.058      10.59
              5/27/03  5/30/03  10.93   11.86   0.058      11.00
              6/24/03  6/27/03  10.93   11.77   0.058      11.08
              7/22/03  7/25/03  10.62   11.82   0.058      10.79
              8/26/03  8/29/03  10.56   11.68   0.058      10.63
              9/23/03  9/26/03  10.61   11.83   0.058      10.76
             10/28/03 10/31/03  11.11   11.95   0.058      11.17
             11/24/03 11/28/03  11.03   12.05   0.058      11.24
             ------------------------------------------------------

+ As of record date.


                                   [GRAPHIC]

                      ADDITIONAL SHAREHOLDER INFORMATION
                                  (unaudited)


Result of Annual Meeting of Shareholders

   The Annual Meeting of Shareholders of Managed Municipals Portfolio Inc. was held on September 18, 2003, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

   1. ELECTION OF DIRECTORS

                              Common     Common   Preferred   Preferred
                           Shares Voted  Shares  Shares Voted  Shares
             Nominees      For Election Withheld For Election Withheld
        ---------------------------------------------------------------
        Allan J. Bloostein  40,081,829  698,772     9,888         0
        R. Jay Gerken       40,142,258  638,343     9,888         0
        Paolo M. Cucchi        N/A        N/A       9,888         0
        ----------------------------------------------------- ---------


                                   [GRAPHIC]

                          DIVIDEND REINVESTMENT PLAN
                                  (unaudited)


   Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of common stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

   The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds 98% of the net asset value per share of the common stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of net asset value determined as described below under "Net Asset Value" or 95% of the market price of the common stock.

   If the market price of the common stock is less than 98% of the net asset value of the common stock at the time of valuation (which is the close of business on the determination date), PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the net asset value of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the net asset value of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as


                                   [GRAPHIC]

                          DIVIDEND REINVESTMENT PLAN
                            (unaudited) (continued)


soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

   PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

   Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

   Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the plan should be directed by mail to PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1 (800) 331-1710.

                            SHARE REPURCHASE NOTICE
                                  (unaudited)


   Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


                                   [GRAPHIC]

                              Managed Municipals
                                Portfolio Inc.

DIRECTORS
Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

OFFICERS
R. Jay Gerken, CFA
President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President and Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David T. Fare
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER AND ADMINISTRATOR
Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

TRANSFER AGENT
PFPC Inc.
P.O. Box 8030
Boston, Massachusetts 02266-8030

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

                                   [GRAPHIC]

             THIS REPORT IS ONLY INTENDED FOR SHAREHOLDERS OF THE
                       MANAGED MUNICIPALS PORTFOLIO INC.
                            IT IS NOT A PROSPECTUS,
              CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE
               PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY
                      SECURITIES MENTIONED IN THE REPORT.

          A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND
               USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
               UPON REQUEST, BY TELEPHONING THE FUND (TOLL-FREE)
             AT 1-800-451-2010 AND BY VISITING THE SEC'S WEB SITE
                                AT WWW.SEC.GOV.

                                  FD0837 1/04
                                    03-5879

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

         Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Managed Municipals Portfolio Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Managed Municipals Portfolio Inc.


Date: January 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Managed Municipals Portfolio Inc.


Date: January 30, 2004

By:   /s/  Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Managed Municipals Portfolio Inc.

Date: January 30, 2004